Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income on financial assets designated at fair value through profit or loss [Abstract]
(Loss) Gain from Debt and Equity Instuments	$ 9,694,614	$ 2,198,590	$ 6,594,115
(Loss) Gain from Foreign Currency Fowards Transactions	1,593,433	(455,624)	130,082
Gains from Put Options	685,000	0	0
Interest rate swaps	(511,014)	(1,564,762)	(15,108)
Total Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	$ 11,462,033	$ 178,204	$ 6,709,089